Note 11. Stockholders' Equity: Schedule of the Company's Fixed Plan and Non-plan Options (Details) - Fixed Plan and Non Plan Options - $ / shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Options, Outstanding, Beginning Balance	3,415,000	3,440,000
Options, Outstanding, Weighted Average Exercise Price, Beginning Balance	$ 0.44	$ 0.44
Options, Granted	0	0
Options, Granted, Weighted Average Exercise Price	$ 0	$ 0
Options, Exercised	0	0
Options, Exercise, Weighted Average Exercise Price	$ 0	$ 0
Options, Expired	0	25,000
Options, Expired, Weighted Average Exercise Price	$ 0	$ 0.75
Options, Outstanding, Ending Balance	3,415,000	3,415,000
Options, Outstanding, Weighted Average Exercise Price, Ending Balance	$ 0.44	$ 0.44
Options, Exercisable, Ending Balance	3,415,000	3,415,000
Weighted-average fair value of options granted during the year	$ 0.00	$ 0.00